UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street

         London, UK   W1K 3JR

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     February 01, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $179,334 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CENTEX CORP                    COM              152312104    10025   396875 SH       SOLE                   396875        0        0
D R HORTON INC                 COM              23331A109     9676   734667 SH       SOLE                   734667        0        0
LENNAR CORP                    CL A             526057104     6583   367970 SH       SOLE                   367970        0        0
MASCO CORP                     COM              574599106     5905   273265 SH       SOLE                   273265        0        0
MOHAWK INDS INC                COM              608190104     3767    50637 SH       SOLE                    50637        0        0
OWENS CORNING NEW              COM              690742101   101648  5030835 SH       SOLE                  5030835        0        0
PEABODY ENERGY CORP            SDCV 4.750%12/1  704549AG9     6294  5000000 CB       SOLE                  5000000        0        0
PEABODY ENERGY CORP            COM              704549104     4462    72700 SH       SOLE                    72700        0        0
PPG INDS INC                   COM              693506107     4260    60663 SH       SOLE                    60663        0        0
PULTE HOMES INC                COM              745867101     6295   597221 SH       SOLE                   597221        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     7250   250000 SH       SOLE                   250000        0        0
SHERWIN WILLIAMS CO            COM              824348106     2795    48148 SH       SOLE                    48148        0        0
SLM CORP                       COM              78442P106      757    75000 SH       SOLE                    75000        0        0
VALE CAP LTD                   NT RIO CV VALE   91912C208     2314    36250 SH       SOLE                    36250        0        0
VIRGIN MEDIA INC               COM              92769L101     3428   200000 SH       SOLE                   200000        0        0
WASHINGTON MUT INC             COM              939322103     3875   296500 SH       SOLE                   296500        0        0